UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT Source Capital, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

ITEM 1. Schedule of Investments.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Infrastructure Software — 7.7%
Microsoft Corporation	170,590	$9,825,984
Oracle Corporation	434,720	17,075,801
		$26,901,785
Diversified Banks — 6.7%
Bank of America Corporation	634,320	$9,927,108
Citigroup, Inc.	283,860	13,406,708
		$23,333,816
Base Metals — 4.1%
Alcoa, Inc.	1,233,620	$12,508,907
MMC Norilsk Nickel PJSC (ADR) (Russia)	111,630	1,783,847
		$14,292,754
P&C Insurance — 4.0%
American International Group, Inc.	236,670	$14,043,998

Aircraft & Parts — 4.0%
United Technologies Corporation	137,280	$13,947,648

Insurance Brokers — 3.7%
Aon plc (Britain)	114,830	$12,917,227

Internet Media — 3.6%
Alphabet, Inc. (Class A)*	5,617	$4,516,405
Alphabet, Inc. (Class C)*	5,632	4,377,697
Baidu, Inc. (ADR) (China)*	18,910	3,442,944
		$12,337,046
Communications Equipment — 3.3%
Cisco Systems, Inc.	361,450	$11,465,194

Semiconductor Devices — 2.7%
Analog Devices, Inc.	95,160	$6,133,062
QUALCOMM, Inc.	48,100	3,294,850
		$9,427,912
Electrical Components — 2.6%
TE Connectivity, Ltd. (Switzerland)	139,450	$8,977,791

Consumer Finance — 2.3%
American Express Co.	122,250	$7,828,890

Advertising & Marketing — 1.9%
WPP plc (Britain)	279,050	$6,561,065

Investment Companies — 1.9%
Groupe Bruxelles Lambert SA (Belgium)	72,700	$6,445,199

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Electrical Power Equipment — 1.7%
General Electric Co.	193,690	$5,737,098

Life Science Equipment — 1.7%
Thermo Fisher Scientific, Inc.	35,950	$5,718,207

Integrated Oils — 1.1%
Gazprom PJSC (ADR) (Russia)	323,590	$1,362,314
Lukoil PJSC (ADR) (Russia)	37,100	1,806,399
Rosneft PJSC (GDR) (Russia)	145,630	795,140
		$3,963,853
Oil & Gas Services & Equipment — 1.0%
Halliburton Co.	74,610	$3,348,497

Food & Drug Stores — 0.6%
Jardine Strategic Holdings, Ltd. (Hong Kong)	68,200	$2,230,140

Household Products — 0.6%
Unilever NV (CVA) (Britain)	48,330	$2,230,022

Exploration & Production — 0.3%
Occidental Petroleum Corporation	14,880	$1,085,050

TOTAL COMMON STOCKS — 55.5% (Cost $182,877,776)		$192,793,192

BONDS & DEBENTURES
Commercial Mortgage-Backed Securities — 6.4%
Agency — 0.2%
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	$633,757	$637,686

Agency Stripped — 5.4%
Government National Mortgage Association
2013-63 IO — 0.769% 9/16/2051@	$19,497,100	$1,079,400
2013-74 — 0.77% 12/16/2053@	21,046,729	1,115,458
2012-58 IO — 0.815% 2/16/2053@	13,621,017	681,459
2012-79 IO — 0.857% 3/16/2053@	8,451,848	438,566
2012-85 IO — 0.859% 9/16/2052@	6,079,524	332,162
2013-146 — 0.867% 11/16/2048@	19,625,186	1,001,224
2014-171 — 0.867% 11/16/2055@	20,521,900	1,166,652
2012-114 IO — 0.874% 1/16/2053@	18,041,365	1,162,490
2015-86 — 0.89% 5/16/2052@	3,398,876	227,456
2013-13 IO — 0.91% 7/16/2047@	3,740,952	200,235
2012-109 — 0.966% 10/16/2053@	18,087,103	849,814
2015-19 IO — 0.99% 1/16/2057@	13,743,582	1,070,837
2014-153 IO — 0.997% 4/16/2056@	15,023,882	1,110,031
2014-187 IO — 1.01% 5/16/2056@	8,828,046	658,988
2016-34 — 1.016% 1/16/2058@	5,842,527	481,016

See notes to financial statements.

	Principal Amount	Fair Value
2016-65 — 1.016% 1/16/2058@	$6,562,960	$546,196
2016-45 — 1.017% 2/16/2058@	16,232,758	1,300,442
2015-114 IO — 1.044% 3/15/2057@	2,508,481	178,476
2016-106 — 1.068% 9/16/2058@,††	7,347,633	653,517
2015-108 IO — 1.097% 10/16/2056@	13,950,242	1,126,733
2016-85 — 1.123% 3/16/2057@	4,324,256	377,108
2016-119 — 1.127% 4/16/2058@	10,998,000	965,390
2016-125 — 1.15% 12/16/2057@	4,239,000	376,863
2016-67 — 1.168% 7/16/2057@	15,563,960	1,335,380
2016-94 — 1.17% 12/16/2057@	5,887,726	518,830
		$18,954,723
Non-Agency — 0.8%
A10 Securitization LLC 2016-1 A1 — 2.42% 3/15/2035**	$263,000	$264,148
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041@	163,432	163,367
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.191% 3/15/2049@	194,598	194,056
COMM Mortgage Trust
2012-9W57 A — 2.365% 2/10/2029**	995,000	996,867
2014-FL5 C — 2.674% 10/15/2031**,@	226,000	217,903
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044@	260,000	258,596
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024**,††	500,000	500,000
Rialto Real Estate Fund LP 2014-LT6 B — 5.486% 9/15/2024**	98,637	98,558
		$2,693,495
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $22,354,355)		$22,285,904

Residential Mortgage-Backed Securities — 6.9%
Agency Collateralized Mortgage Obligation — 2.4%
Federal Home Loan Mortgage Corporation
3690 G — 2.50% 6/15/2020	$239,537	$243,086
3782 PA — 2.75% 11/15/2028	915,797	927,140
4483 A — 3.00% 12/15/2029	965,837	992,612
3770 WA — 4.00% 11/15/2028	637,017	651,522
3957 BV — 4.00% 10/15/2029	848,575	858,209
3796 KN — 4.00% 6/15/2037	368,543	377,756
Federal National Mortgage Association
2012-117 DA — 1.50% 12/25/2039	391,687	390,065
2015-93 KC — 2.00% 9/25/2044	1,171,003	1,178,704
2013-138 BE — 2.50% 1/25/2029	1,426,780	1,441,779
2014-4 KA — 3.00% 1/25/2044	126,561	130,063
2003-78 B — 5.00% 8/25/2023	372,504	401,183
2011-15 HT — 5.50% 3/25/2026	807,851	846,179
		$8,438,298
Agency Pool Fixed Rate — 1.6%
Federal Home Loan Mortgage Corporation
G13122 — 5.00% 4/1/2023	$340,682	$366,699
G15744 — 5.00% 6/1/2026	685,766	723,168
G13145 — 5.50% 4/1/2023	737,159	798,909
Federal National Mortgage Association
AL8274 — 4.50% 12/1/2018	1,407,556	1,444,494

See notes to financial statements.

	Principal Amount	Fair Value
889109 — 5.00% 1/1/2023	$277,381	$296,293
AE0286 — 5.00% 4/1/2025	388,972	419,011
AL7725 — 5.00% 9/1/2025	1,023,043	1,085,006
256717 — 5.50% 5/1/2022	285,729	307,530
		$5,441,110
Agency Stripped — 0.1%
Federal Home Loan Mortgage Corporation 3775 LI — 3.50% 12/15/2020	$1,298,261	$70,175
Federal National Mortgage Association 2010-57 ID — 4.00% 6/25/2025	1,797,755	174,590
		$244,765
Non-Agency Collateralized Mortgage Obligation — 2.8%
BCAP LLC Trust 2010-RR8 2A6 — 2.237% 11/26/2036**,@	$1,170,981	$1,161,557
Nationstar HECM Loan Trust
2016-3A A — 2.013% 8/25/2026**,††	100,542	100,622
2016-1A A — 2.981% 2/25/2026**,††	258,468	258,256
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036**,@	186,272	194,332
RiverView HECM Trust 2007-1 A — 1.18% 5/25/2047**,@	608,448	537,722
Sunset Mortgage Loan Co. LLC 2014-NPL1 A — 3.228% 8/16/2044**,@@	66,240	66,096
Towd Point Mortgage Trust
2016-3 A1 — 2.25% 8/25/2055**,@	796,851	798,818
2015-1 AES — 3.00% 10/25/2053**	701,631	717,612
2015-2 2A1 — 3.75% 11/25/2057**,@	480,634	498,510
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**,@@	931,458	940,400
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**,@@	577,995	578,696
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057**,@@	944,203	943,993
VOLT XXX LLC 2015-NPL1 A1 — 3.625% 10/25/2057**,@@	591,719	591,866
VOLT XXXI LLC 2015-NPL2 A1 — 3.375% 2/25/2055**,@@	816,655	815,704
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**,@@	884,726	885,136
VOLT XXXV LLC 2015-NPL9 A1 — 3.50% 6/26/2045**,@@	810,277	810,277
		$9,899,597
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $23,770,489)		$24,023,770

Asset-Backed Securities — 21.1%
Auto — 9.1%
AmeriCredit Automobile Receivables Trust 2013-1 D — 2.09% 2/8/2019	$1,300,000	$1,303,774
Capital Auto Receivables Asset Trust
2016-3 A3 — 1.54% 8/20/2020	252,000	252,064
2015-2 A3 — 1.73% 9/20/2019	1,185,000	1,187,646
Credit Acceptance Auto Loan Trust
2014-1A A — 1.55% 10/15/2021**	569,714	569,358
2015-1A A — 2.00% 7/15/2022**	1,390,000	1,389,228
2014-1A B — 2.29% 4/15/2022**	925,000	921,839
2016-2A A — 2.42% 11/15/2023**	250,000	250,772
2014-2A B — 2.67% 9/15/2022**	250,000	250,217
2015-2A B — 3.04% 8/15/2023**	251,000	252,201
2016-2A B — 3.18% 5/15/2024**	601,000	602,339
Drive Auto Receivables Trust 2015-BA B — 2.12% 6/17/2019**	1,030,573	1,031,467
DT Auto Owner Trust
2016-1A A — 2.00% 9/16/2019**	645,012	644,904
2016-4A B — 2.02% 8/17/2020**,††	366,000	365,871

See notes to financial statements.

	Principal Amount	Fair Value
2014-2A C — 2.46% 1/15/2020**	$556,184	$557,474
Enterprise Fleet Financing LLC
2015-1 A2 — 1.30% 9/20/2020**	836,870	834,630
2016-1 A2 — 1.83% 9/20/2021**	1,300,000	1,299,886
First Investors Auto Owner Trust
2015-1A A2 — 1.21% 4/15/2019**	34,597	34,589
2014-1A A3 — 1.49% 1/15/2020**	595,822	595,441
2013-1A B — 1.81% 10/15/2018**	66,554	66,546
2016-2A A2 — 1.87% 11/15/2021**	148,000	148,128
2016-1A A1 — 1.92% 5/15/2020**	835,654	837,029
2016-1A A2 — 2.26% 4/15/2021**	1,096,000	1,101,770
Ford Credit Auto Owner Trust
2013-D B — 1.54% 3/15/2019	1,250,000	1,254,433
2013-C C — 1.91% 3/15/2019	456,000	458,918
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	208,000	208,219
Hyundai Auto Lease Securitization Trust 2014-A B — 1.30% 7/16/2018**	1,000,000	1,000,134
Prestige Auto Receivables Trust
2015-1 A2 — 1.09% 2/15/2019**	49,559	49,552
2014-1A A3 — 1.52% 4/15/2020**	173,041	172,950
2015-1 A3 — 1.53% 2/15/2021**	1,300,000	1,298,215
2016-1A A3 — 1.99% 6/15/2020**	1,256,000	1,259,658
Santander Drive Auto Receivables Trust
2015-1 A3 — 1.27% 2/15/2019	886,279	885,916
2015-4 A3 — 1.58% 9/16/2019	395,000	395,325
2014-2 B — 1.62% 2/15/2019	576,719	577,000
2013-1 C — 1.76% 1/15/2019	575,690	575,888
2013-3 C — 1.81% 4/15/2019	932,519	933,893
2014-4 B — 1.82% 5/15/2019	1,254,568	1,256,490
2015-2 B — 1.83% 1/15/2020	1,300,000	1,302,629
2014-2 C — 2.33% 11/15/2019	1,300,000	1,307,587
2013-5 D — 2.73% 10/15/2019	439,000	445,340
2013-A C — 3.12% 10/15/2019**	1,219,156	1,228,691
2012-3 D — 3.64% 5/15/2018	1,004,071	1,008,796
Westlake Automobile Receivables Trust
2015-1A A2 — 1.17% 3/15/2018**	133,659	133,637
2016-1A B — 2.68% 9/15/2021**	1,300,000	1,310,879
		$31,561,323
Credit Card — 1.6%
Cabela’s Credit Card Master Note Trust
2014-1 A — 0.874% 3/16/2020@	$1,198,000	$1,197,508
2012-2A A1 — 1.45% 6/15/2020**	1,300,000	1,301,414
2012-1A A1 — 1.63% 2/18/2020**	1,253,000	1,254,136
2016-1 A1 — 1.78% 6/15/2022	1,343,000	1,353,943
Synchrony Credit Card Master Note Trust 2012-6 A — 1.36% 8/17/2020	325,000	325,605
		$5,432,606
Other — 10.4%
Apidos CLO XI 2012-11A A — 2.069% 1/17/2023**,@	$629,000	$629,282
ARI Fleet Lease Trust
2015-A A2 — 1.11% 11/15/2018**	768,563	767,483
2016-A A2 — 1.82% 7/15/2024**	564,000	565,861
Ascentium Equipment Receivables LLC

See notes to financial statements.

	Principal Amount	Fair Value
2015-1A A3 — 1.61% 10/13/2020**	$651,831	$652,436
2015-2A B — 2.62% 12/10/2019**	1,256,000	1,258,768
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018**	1,367,000	1,370,761
Black Diamond CLO, Ltd. 2013-1A A1 — 2.129% 2/6/2026**,@	454,000	454,001
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018**	606,741	605,949
Cent CLO 19, Ltd. 2013-19A A1A — 2.082% 10/29/2025**,@	453,000	452,764
Cerberus Onshore II CLO-2 LLC
2014-1A A — 2.528% 10/15/2023**,@	141,424	141,370
2014-1A B — 2.975% 10/15/2023**,@	250,000	249,962
Chesapeake Funding II LLC
2016-2A A1 — 1.88% 6/15/2028**	772,000	770,749
2016-1A A1 — 2.11% 3/15/2028**	1,362,000	1,364,339
CIFC Funding 2013-III, Ltd. 2013-3A A1A — 2.045% 10/24/2025**,@	411,000	410,582
Conn’s Receivables Funding LLC
2016-A A — 4.68% 4/16/2018**	250,719	251,448
2016-A B — 8.96% 8/15/2018**	665,000	665,894
Dell Equipment Finance Trust 2016-1 A1 — 0.85% 7/24/2017**	1,164,782	1,164,226
Enterprise Fleet Financing LLC
2014-1 A2 — 0.87% 9/20/2019**	341,293	340,948
2014-2 A2 — 1.05% 3/20/2020**	717,627	715,678
2013-2 A3 — 1.51% 3/20/2019**	626,353	626,308
2016-2 A2 — 1.74% 2/22/2022**	485,000	483,607
Golden Credit Card Trust 2012-4A A — 1.39% 7/15/2019**	1,300,000	1,300,910
Grayson CLO, Ltd. 2006-1A A1B — 1.117% 11/1/2021**,@	250,000	245,223
GreatAmerica Leasing Receivables Funding LLC Series
2015-1 A2 — 1.12% 6/20/2017**	213,932	213,990
2016-1 A2 — 1.57% 5/21/2018**	1,367,000	1,369,047
2016-1 A3 — 1.73% 6/20/2019**	1,000,000	999,068
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030**	1,364,000	1,364,960
Leaf Receivables Funding 10 LLC 2015-1 B — 2.42% 1/15/2021**	834,000	838,395
Leaf Receivables Funding 11 LLC 2016-1 A2 — 1.72% 7/15/2018**,††	457,000	457,402
MMAF Equipment Finance LLC 2014-AA A3 — 0.87% 1/8/2019**	1,040,303	1,037,921
NRZ Advance Receivables Trust Advance Receivables Backed
2016-T1 AT1 — 2.751% 6/15/2049**	1,359,000	1,358,998
2015-T4 AT4 — 3.196% 11/15/2047**	1,360,000	1,373,600
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048**	1,343,000	1,340,902
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021**	264,000	263,047
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 2.027% 12/1/2031††,@	800,000	795,000
PFS Financing Corporation
2014-AA A — 1.124% 2/15/2019**,@	1,500,000	1,498,806
2014-BA A — 1.124% 10/15/2019**,@	1,450,000	1,444,329
2016-A A — 1.724% 2/18/2020**,@	1,516,000	1,518,083
Synchrony Credit Card Master Note Trust
2012-3 A — 0.974% 3/15/2020@	1,372,000	1,373,721
2015-3 A — 1.74% 9/15/2021	1,012,000	1,019,259
Telos CLO, Ltd. 2013-4A A — 1.979% 7/17/2024**,@	250,000	249,433
THL Credit Wind River CLO, Ltd. 2013-2A A2A — 2.119% 1/18/2026**,@	250,000	250,000
Volvo Financial Equipment LLC Series 2016-1A A2 — 1.44% 10/15/2018**	1,151,000	1,152,508

See notes to financial statements.

	Principal Amount	Fair Value
Westwood CDO II, Ltd. 2007-2A A2 — 1.065% 4/25/2022**,@	$750,000	$739,538
		$36,146,556

TOTAL ASSET-BACKED SECURITIES (Cost $73,010,875)		$73,140,485

Corporate Bonds & Notes — 0.7%
Consumer, Cyclical — 0.1%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$57,793	$57,972
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	276,802	143,937
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	53,755	54,427
		$256,336
Energy — 0.4%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	$1,750,000	$1,369,375

Financial — 0.2%
N671US Trust — 7.50% 9/15/2020**,††	$164,434	$167,723
Berkshire Hathaway Finance Corporation — 1.077% 8/15/2019@	336,000	336,470
		$504,193
Industrial — 0.0%
Air 2 US — 10.127% 10/1/2020**,††	$426,921	$145,153

TOTAL CORPORATE BONDS & NOTES (Cost $2,278,662)		$2,275,057

Corporate Bank Debt — 0.8%
ACCTL — 1.00% 5/16/2022**	$522,000	$521,953
MBFODDTL — 2.00% 3/31/2017††,**	100,000	1,574
MBFOTL — 5.25% 11/20/2021**	739,802	744,049
MBLODDTL — 2.00% 3/31/2017††,**	50,000	1,130
MBLOTL — 8.00% 11/20/2021**	395,737	400,723
OTGDDTL — 1.00% 8/23/2021††,**	50,000	953
OTGTL — 9.50% 8/23/2021**	530,000	529,496
Xplornet Communications, Inc. Term Loan B — 1.00% 9/6/2021**	660,000	664,587

TOTAL CORPORATE BANK DEBT (Cost $2,803,170)		$2,864,465

Municipals — 0.2%
Wayne County
GO, (TXBL-NTS), — 4.25% 12/1/2018††	$414,000	$414,000
GO, (TXBL), — 5.75% 12/1/2017††	205,000	205,512

TOTAL MUNICIPALS (Cost $620,119)		$619,512

U.S. Treasuries — 1.4%
U.S. Treasury Notes
— 1.00% 12/15/2017	$1,300,000	$1,304,456
— 1.375% 8/31/2020	2,693,000	2,726,220

See notes to financial statements.

	Principal Amount	Fair Value
— 1.375% 10/31/2020	$891,000	$901,513

TOTAL U.S. TREASURIES (Cost $4,907,128)		$4,932,189

TOTAL BONDS & DEBENTURES — 37.5% (Cost $129,744,798)		$130,141,382

TOTAL INVESTMENT SECURITIES — 93.0% (Cost $312,622,574)		$322,934,574

Short-Term Investments — 6.9%
State Street Bank Repurchase Agreement — 0.03% 10/3/2016
(Dated 09/30/2016, repurchase price of $24,129,060, collateralized by: $21,735,000 principal amount U.S. Treasury Bond - 2.875% 2045, fair value $24,614,888)	$24,129,000	$24,129,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,129,000)		$24,129,000

TOTAL INVESTMENTS — 99.9% (Cost $336,751,574)		$347,063,574
Other Assets and Liabilities, net — 0.1%		452,048
NET ASSETS — 100.0% — NOTE 2		$347,515,622

*Non-income producing security.

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.

**Restricted securities. These restricted securities constituted 19.82% of total net assets at September 30, 2016, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Company does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Company’s Board of Directors.

††These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Company’s fair value procedures. These securities constituted 1.21% of total net assets at September 30, 2016.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Company uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Company’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Company’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Company classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Company’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Company’s investments as of September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks
Infrastructure Software	$26,901,785	$—	$—	$26,901,785
Diversified Banks	23,333,816	—	—	23,333,816
Base Metals	14,292,754	—	—	14,292,754
P&C Insurance	14,043,998	—	—	14,043,998
Aircraft & Parts	13,947,648	—	—	13,947,648
Insurance Brokers	12,917,227	—	—	12,917,227
Internet Media	12,337,046	—	—	12,337,046
Communications Equipment	11,465,194	—	—	11,465,194
Semiconductor Devices	9,427,912	—	—	9,427,912
Electrical Components	8,977,791	—	—	8,977,791
Consumer Finance	7,828,890	—	—	7,828,890
Advertising & Marketing	6,561,065	—	—	6,561,065
Investment Companies	6,445,199	—	—	6,445,199
Electrical Power Equipment	5,737,098	—	—	5,737,098
Life Science Equipment	5,718,207	—	—	5,718,207
Integrated Oils	3,963,853	—	—	3,963,853
Oil & Gas Services & Equipment	3,348,497	—	—	3,348,497
Food & Drug Stores	2,230,140	—	—	2,230,140
Household Products	2,230,022	—	—	2,230,022
Exploration & Production	1,085,050	—	—	1,085,050
Commercial Mortgage-Backed Securities
Agency	—	637,686	—	637,686
Agency Stripped	—	18,301,206	653,517	18,954,723
Non-Agency	—	2,193,495	500,000	2,693,495
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	8,438,298	—	8,438,298
Agency Pool Fixed Rate	—	5,441,110	—	5,441,110
Agency Stripped	—	244,765	—	244,765
Non-Agency Collateralized Mortgage Obligation	—	9,540,719	358,878	9,899,597
Asset-Backed Securities
Auto	—	31,195,452	365,871	31,561,323
Credit Card	—	5,432,606	—	5,432,606
Other	—	34,894,154	1,252,402	36,146,556
Corporate Bonds & Notes	—	1,818,244	456,813	2,275,057
Corporate Bank Debt	—	—	2,864,465	2,864,465
Municipals	—	—	619,512	619,512
U.S. Treasuries	—	4,932,189	—	4,932,189
Short-Term Investment	—	24,129,000	—	24,129,000
	$192,793,192	$147,198,924	$7,071,458	$347,063,574

See notes to financial statements.

The following table summarizes the Company’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

Investments	Beginning Value at December 31, 2015	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Transfers In	Transfers Out	Ending Value at September 30, 2016	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2016
Commercial Mortgage-Backed Securities Agency Stripped	—	$(6,135)	$659,652	—	—	—	$653,517	$(866)
Commercial Mortgage-Backed Securities Non-Agency	—	4,844	495,156	—	—	—	500,000	4,505
Residential Mortgage-Backed Securities Agency Collateralized Mortgage Obligation	$1,284,490	23,211	—	$(128,997)	—	$(1,178,704)	—	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	—	(131)	495,000	(135,991)	—	—	358,878	(132)
Asset-Backed Securities Auto	—	(108)	365,979	—	—	—	365,871	(107)
Asset-Backed Securities Other	—	18,191	1,234,211	—	—	—	1,252,402	17,077
Corporate Bonds & Notes	—	10,377	521,092	(74,656)	—	—	456,813	(8,640)
Corporate Bank Debt	—	63,757	2,815,169	(14,461)	—	—	2,864,465	61,085
Municipals	1,357,000	(11,507)	757,019	(1,483,000)	—	—	619,512	(607)
	$2,641,490	$102,499	$7,343,278	$(1,837,105)	$—	$(1,178,704)	$7,071,458	$72,315

Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Company’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.  Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $1,178,704 out of Level 3 into Level 2 during the period ended September 30, 2016.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2016:

Financial Assets	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Securities
Agency Stripped	$653,517	Third-Party Broker Quote*	Quotes/Prices	$8.89
Non-Agency	$500,000	Third-Party Broker Quote*	Quotes/Prices	$100.00

Residential Mortgage-Backed Non-agency CMO	$358,878	Third-Party Broker Quote*	Quotes/Prices	$99.92 - $100.08

Asset-Backed Securities
Auto	$365,871	Third-Party Broker Quote*	Quotes/Prices	$99.96
Other	$1,252,402	Third-Party Broker Quote*	Quotes/Prices	$99.38 - $100.09

Corporate Bonds and Notes	$456,813	Third-Party Broker Quote*	Quotes/Prices	$34.00 - $102.00

Corporate Bank Debt	$2,799	Pricing Model **	Reference prices	$99.91 - $101.26
	$2,861,666	Pricing Vendor	Prices	$99.91 - $101.26

Municipals	$619,512	Third-Party Broker Quote*	Quotes/Prices	$100.00 - $100.25

* The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2016 (excluding short-term investments), was $312,733,961 for federal income tax purposes.  Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$12,500,742
Gross unrealized depreciation:	(2,300,129)
Net unrealized appreciation:	$10,200,613

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: November 29, 2016